12. Taxes (Details 2) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure of other taxes [abstract]
Beginning balance		$ 3,614	$ 2,026
Recognized in the statement of income for the year		7,286	(2,798)
Recognized in the statement of income of discontinued operation	[1]		(612)
Recognized in shareholders' equity			1,617
Cumulative translation adjustment		(1,124)	58
Use of tax credits		8	(329)
Transfers to held for sale		7	(276)
Others		10	(58)
Ending balance		9,429	(372)
Deferred tax assets		9,579	1,388
Deferred tax liabilities		$ (150)	$ (1,760)

[1]	Deferred income taxes on the remeasurement of the remaining interest in BR Distribuidora, as set out in note 30 to the audited consolidated financial statements as of December 31, 2019.